Ariel Appreciation Fund
Ariel Appreciation Fund
INVESTMENT OBJECTIVE
Ariel Appreciation Fund’s fundamental objective is long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes fees and expenses that you may pay if you buy and hold shares of Ariel Appreciation Fund (the “Fund”).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Ariel Appreciation Fund	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ariel Appreciation Fund	Investor Class	Institutional Class
Management fees	0.69%	0.69%
Distribution and service (12b-1) fees	0.25%	none
Other expenses	0.19%	0.13%
Total annual fund operating expenses	1.13%	0.82%

The example below illustrates the expenses you would pay on a $10,000 investment in the Fund. It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual expenses may be greater or less than the amounts shown.
Expense Example - Ariel Appreciation Fund - USD ($)	1-Year	3-Year	5-Year	10-Year
Investor Class	115	359	622	1,375
Institutional Class	84	262	455	1,014

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY
The Fund invests in mid-capitalization (“mid cap”) undervalued companies that show strong potential for growth. The Fund invests primarily in equity securities of U.S. companies that have market capitalizations within the range of the companies in the Russell Midcap® Index, measured at the time of initial purchase. As of December 31, 2018, the market capitalizations of the companies in the Russell Midcap Index ranged from $472.47 million to $35.60 billion. The Fund may invest a portion of the portfolio outside (above or below) this market capitalization range. Also, the market capitalizations for the Fund’s portfolio companies may change over time, and the Fund is permitted to invest in (hold and purchase) a company even if its market capitalization moves outside the stated range.

The essence of the Fund’s strategy is a combination of patience and stock selection. The Fund seeks to hold investments for a relatively long period of time — generally five years. However, the holding period may vary for any particular stock.

The Fund seeks to invest in quality companies in industries in which Ariel Investments, LLC (“Ariel” or the “Adviser”) has expertise. This often results in the Fund investing a significant portion of its assets among fewer sectors than its benchmarks. The Fund only buys companies when Ariel believes that they are selling at excellent values.

Quality companies typically share several attributes that Ariel believes will result in capital appreciation over time: high barriers to entry, sustainable competitive advantages, predictable fundamentals that allow for double-digit earnings growth, skilled management teams, and solid financials. A high barrier to entry may exist where, for example, significant capital is required for new companies to enter a particular marketplace, thus giving companies already within the marketplace a perceived competitive advantage. Ariel’s strategy to focus on a limited number of companies and industries is designed to add value in areas in which we have expertise. We believe this approach creates a portfolio of well-researched stocks. As disciplined value investors, we make opportunistic purchases when great companies are temporarily out of favor — generally seeking to invest in companies that are trading at a low valuation relative to potential earnings and/or a low valuation relative to intrinsic worth.

The primary reasons we will sell a stock are: (i) if its valuation reaches our determination of its private market value, (ii) if a better opportunity for investment presents itself, or (iii) if there are material adverse changes to a company’s fundamentals. In addition, the Adviser has adopted procedures to sell stocks that it views as substantially outside the strategy’s mid cap range.

The Fund does not invest in companies whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns. We believe these industries may be more likely to face shrinking growth prospects, litigation costs and legal liability that cannot be quantified.

The Fund is a diversified fund that generally will hold between 25-45 securities in its portfolio.
PRINCIPAL RISKS
Although Ariel makes every effort to achieve the Fund’s objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective. You could lose money by investing in the Fund. The principal risks of investing in the Fund are:
  Mid cap stocks held by the Fund could fall out of favor and returns would subsequently trail returns of the overall stock market. The performance of such stocks could also be more volatile. Mid cap stocks often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources than large cap stocks.
  Investing in equity securities is risky and subject to the volatility of the markets. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, often will decline in value.
  The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market.
  The Fund is often concentrated in fewer sectors than its benchmarks, and its performance may suffer if these sectors underperform the overall stock market.
You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.
PERFORMANCE
The bar chart and the table below show two aspects of the Fund: variability and performance. The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the Russell Midcap® Value Index and the Russell Midcap® Index, which reflect the markets in which the Fund invests, and the S&P 500® Index, a broad measure of market performance. The bar chart and table provide some indication of the risks of investing in the Fund. To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Total return for the year ended December 31

Best Quarter:	2Q ‘09	+	29.74%
Worst Quarter:	3Q ‘11	-	24.01%

Average annual total returns as of December 31, 2018
Average Annual Total Returns - Ariel Appreciation Fund	1-Year	5-Year	10-Year		Since Inception		Inception Date
Investor Class	(13.99%)	2.50%	13.56%		9.93%		Dec. 01, 1989
Investor Class | return after taxes on distributions	(15.28%)	0.18%	11.83%		8.47%		Dec. 01, 1989
Investor Class | return after taxes on distributions and sale of fund shares	(7.19%)	1.93%	11.37%		8.36%		Dec. 01, 1989
Institutional Class	(13.72%)	2.83%	13.80%	[1]	10.01%	[1]	Dec. 30, 2011
Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes)	(12.29%)	5.44%	13.03%		10.74%		Dec. 01, 1989
Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	(9.06%)	6.26%	14.03%		10.69%		Dec. 01, 1989
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	(4.38%)	8.49%	13.12%		9.30%		Dec. 01, 1989
[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund’s Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts. After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.